CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
CASH AND CASH EQUIVALENTS.
CASH AND CASH EQUIVALENTS	NOTE 5 - CASH AND CASH EQUIVALENTS:

	December 31,
	2025	2024
	U.S. dollars in thousands
Cash in bank	1,348	1,882
Short-term bank deposits	2,623	2,735
	3,971	4,617